Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Schedule of accounts receivable
Accounts receivable	$ 2,392,176	$ 2,313,226
Less: allowance for doubtful accounts	(610,816)	(274,754)
Total accounts receivable, net	$ 1,781,360	$ 2,038,472